Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
9.  Employee Benefits

Pension and Postretirement Benefit Plans

Two of our subsidiaries, Kinder Morgan Canada Inc. and Trans Mountain Pipeline Inc. (as general partner of Trans Mountain Pipeline L.P.) are sponsors of pension plans for eligible Trans Mountain pipeline system employees.  The plans include registered defined benefit pension plans, supplemental unfunded arrangements (which provide pension benefits in excess of statutory limits), and defined contributory plans.  These subsidiaries also provide postretirement benefits other than pensions for retired employees.  Our combined net periodic benefit costs for these Trans Mountain pension and postretirement benefit plans for 2011, 2010 and 2009 were $6.9 million, $3.9 million and $2.9 million, respectively, recognized ratably over each year.  As of December 31, 2011, we estimate our overall net periodic pension and postretirement benefit costs for these plans for the year 2012 will be approximately $11.3 million, although this estimate could change if there is a significant event, such as a plan amendment or a plan curtailment, which would require a remeasurement of liabilities.  Furthermore, we expect to contribute approximately $8.9 million to these benefit plans in 2012.

Additionally, our subsidiary SFPP, L.P. has incurred certain liabilities for postretirement benefits.  SFPP provides medical and life insurance benefits to certain current employees, their covered dependents, and their beneficiaries.  SFPP also provides the same benefits to former salaried employees and will continue to fund these costs for those employees currently in the plan during their retirement years; however, SFPP's postretirement benefit plan is frozen and no additional participants may join the plan.  Benefits under the SFPP postretirement benefit plan are provided by the Burlington Northern Santa Fe railroad and we reimburse BNSF for the costs of the plan.  Our net periodic benefit cost for the SFPP postretirement benefit plan for 2011 was $0.1 million, and for each of the years ended December 31, 2010 and 2009, our net periodic benefit cost was a credit of less than $0.1 million.  The credits in 2010 and 2009 resulted in increases to income, largely due to amortizations of an actuarial gain and a negative prior service cost.  As of December 31, 2011, we estimate our overall net periodic postretirement benefit cost for the SFPP postretirement benefit plan for the

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year 2012 will be approximately $0.1 million; however, this estimate could change if a future significant event would require a remeasurement of liabilities.  In addition, we expect to contribute approximately $0.3 million to this postretirement benefit plan in 2012.

As of December 31, 2011 and 2010, the recorded value of our pension and postretirement benefit obligations for both the Trans Mountain pension and postretirement benefit plans and the SFPP postretirement benefit plan was a combined $70.0 million and $44.8 million, respectively.  We consider our overall pension and postretirement benefit liability exposure and the fair value of our pension and postretirement plan assets to be minimal in relation to the value of our total consolidated assets and net income.

Multiemployer Plans

As a result of acquiring several terminal operations, primarily our acquisition of Kinder Morgan Bulk Terminals, Inc. effective July 1, 1998, we participate in several multi-employer pension plans for the benefit of employees who are union members.  We do not administer these plans and contribute to them in accordance with the provisions of negotiated labor contracts.  Other benefits include a self-insured health and welfare insurance plan and an employee health plan where employees may contribute for their dependents' health care costs.  Amounts charged to expense for these plans for each of the years ended December 31, 2011, 2010 and 2009 were $12.3 million, $10.3 million and $8.4 million, respectively.  We consider our overall multi-employer pension plan liability exposure to be minimal in relation to the value of our total consolidated assets and net income.

Kinder Morgan Savings Plan

The Kinder Morgan Savings Plan is a defined contribution 401(k) plan.  The plan permits all full-time employees of KMI and KMGP Services Company, Inc. to contribute between 1% and 50% of base compensation, on a pre-tax basis, into participant accounts.  As an additional benefit to all participants, an option also exists to make after-tax "Roth" contributions (Roth 401(k) option) to a separate Savings Plan participant account, and certain employees' contributions are based on collective bargaining agreements.  Currently, our general partner contributes an amount equal to 5% of base compensation per year for most plan participants (described below).  The contributions are made each pay period on behalf of each eligible employee.

Participants may direct the investment of their contributions and all employer contributions, including discretionary contributions, into a variety of investments.  Plan assets are held and distributed pursuant to a trust agreement.  The total amount charged to expense for the Kinder Morgan Savings Plan was $16.5 million during 2011, $13.3 million during 2010, and $12.1 million during 2009.

Employer contributions for employees vest on the second anniversary of the date of hire.  Effective October 1, 2005, for new employees of our Terminals segment, a tiered employer contribution schedule was implemented.  This tiered schedule provides for employer contributions of 1% for service less than one year, 2% for service between one and two years, 3% for services between two and five years, and 4% for service of five years or more.  All employer contributions for Terminals employees hired after October 1, 2005 vest on the third anniversary of the date of hire.

At its July 2010 meeting, Mr. Richard D. Kinder and KMR's compensation committee approved a special contribution of an additional 1% of base pay into the Savings Plan for each eligible employee (increasing our general partner's contributions from an amount of 4% of base compensation per year for most plan participants to 5% of base compensation per year).  Each eligible employee received the additional 1% company contribution based on eligible base pay each pay period beginning with the first pay period of August 2010 and continuing through the last pay period of July 2011.  The additional 1% contribution did not change or otherwise impact the previous 4% contribution that eligible employees received and it vested according to the same vesting schedule described in the preceding paragraph.

At its January 2011 meeting, Mr. Richard D. Kinder and KMR's compensation committee decided to make this special contribution of an additional 1% of base pay a permanent contribution into the Savings Plan for each eligible employee.  Accordingly, beginning with the first pay period of August 2011, our general partner now contributes an amount equal to 5% of base compensation per year on behalf of each eligible employee.  This change was made to assist employees in providing financial security for retirement without the risk of the 1% variable factor.  For employees of our Terminals business segment, the tiered employer contributions described above also increased by 1% beginning with the first pay period of August 2011.

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Cash Balance Retirement Plan

Employees of KMGP Services Company, Inc. and KMI are also eligible to participate in a Cash Balance Retirement Plan.  Certain employees continue to accrue benefits through a career-pay formula ("grandfathered" according to age and years of service on December 31, 2000), or collective bargaining arrangements.  All other employees accrue benefits through a personal retirement account in the Cash Balance Retirement Plan.  Under the plan, KMI credits each participating employee's personal retirement account an amount equal to 3% of eligible compensation every pay period.  Currently, interest is credited to the personal retirement accounts at a rate equal to the five-year U.S. Treasury note rate plus 0.25% (described below).  Employees become fully vested in the plan after three years, and they may take a lump sum distribution upon termination of employment or retirement.

In February 2009, KMI amended the plan in order to reduce its rate of future benefit accruals effective April 12, 2009.  Beginning on that date, and continuing through the last pay period of December 2009, KMI ceased making contribution credits to the accounts of all participating employees of KMGP Services, Inc. and KMI under the cash balance portion of the plan, except to the extent the terms of an applicable collective bargaining agreement required contribution credits be made.  However, KMI continued to credit interest to employees' personal retirement accounts, and effective January 1, 2010, all contribution credits on behalf of participating employees resumed.

Effective January 1, 2011, KMI amended the plan and began crediting each participating employee's personal retirement account for interest at a rate equal to the five-year U.S. Treasury note rate plus 0.25%.  Prior to this amendment, interest was credited to the personal retirement accounts at the 30-year U.S. Treasury bond rate, or an approved substitute, in effect each year.  This interest rate credit change allows KMI to invest the plan's assets in a manner that preserves capital and controls volatility.  Furthermore, the new interest rate complies with the safe harbor regulations as defined by the U.S. Department of Labor and is expected to reduce the plan's long-term cost.  KMI continues to credit 3% of employees' eligible compensation to their personal retirement accounts.